Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of Disaggregation of Revenues
Disaggregation of revenues

	Note		2018	2019	2020
			RMB	RMB	RMB
Type of goods or services
Revenue from contracts with customers
Voice	(i	)	50,811	45,146	40,866
Internet	(ii	)	190,871	197,244	208,019
Information and application services	(iii	)	83,478	87,623	96,885
Telecommunications network resource and equipment services	(iv	)	20,211	21,978	22,623
Sales of goods and others	(v	)	27,450	17,906	19,598

Subtotal			372,821	369,897	387,991
Revenue from other sources	(vi	)	4,303	5,837	5,570
Total operating revenues			377,124	375,734	393,561

Timing of revenue recognition
A point in time			24,496	14,591	16,141
Over time			352,628	361,143	377,420

Total operating revenues			377,124	375,734	393,561

Notes:
(i)	Represent the aggregate amount of voice usage fees, installation fees and interconnections fees charged to customers for the provision of telephony services.
(ii)	Represent amounts charged to customers for the provision of Internet access services.
(iii)
Represent primarily the aggregate amount of fees charged to customers for the provision of Internet data center service, digitalized platform services, Smart Family, caller ID service and short messaging service and etc.

(iv)	Represent amounts charged to other domestic telecommunications operators and enterprise customers for the provision of telecommunications network resource and equipment services.
(v)	Represent primarily revenue from sales, and repair and maintenance of telecommunications equipment as well as the resale of mobile services (MVNO).
(vi)	Represent primarily revenue from property rental and other revenues.